Shareholders' Equity (Details) - BRL (R$) R$ / shares in Units, R$ in Millions			12 Months Ended
	Jun. 25, 2024	May 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 27, 2023	Apr. 28, 2022
Shareholders’ equity [Line Item]
Authorized share capital increased (in Shares)			2,000,000,000
Advance payment of interest (in Brazil Real)			R$ 125
Deducted amount (in Brazil Real)			16
Net amount (in Brazil Real)			R$ 109
Annual dividend percentage			0.77%
Income tax percentage			15.00%
Percentage of net income			5.00%
Capital percentage			20.00%
Legal reserve (in Brazil Real)			R$ 207	R$ 180
Allocated to legal reserve (in Brazil Real)			R$ 27	0
Expansion reserve (in Brazil Real)						R$ 325	R$ 632
Tax incentives reserve amount (in Brazil Real)				939	R$ 753
Incentives generated (in Brazil Real)				710
Recognized generated incentives (in Brazil Real)				229
Common shares outstanding (in Shares)			1,911,839
Shares outstanding percentage	0.28%
Exercise price (in Brazil Real per share)			R$ 0.01
Percentage of closing price			80.00%
Shares issued percentage			1.60%
Share-based payment amount (in Brazil Real)			R$ (64)	(51)	R$ (44)
Shares granted (in Shares)			9,952,307
Premium Percentage			50.00%
Cumulative compliance percentage			50.00%
Shares canceled (in Shares)			77,626
Environmental, Social and Governance (“ESG”) goal percentage			30.00%
Operating target weight percentage			70.00%
Non-current liabilities (in Brazil Real)			R$ 5	4
Expense recognized (in Brazil Real)			2	4
Fair value (in Brazil Real)			R$ 132
Corresponding shares percentage			1.50%
Restricted shares percentage		0.40%
Shares performance percentage		1.60%
Extended consumer price index percentage			20.00%
Trigger percentage			20.00%
Share price (in Brazil Real per share)			R$ 13.12
Estimated discount percentage			13.50%
Fair value price per share (in Brazil Real per share)			R$ 11.35
Amount recognized (in Brazil Real)			R$ 13
Description of grants LTI Plan			(i) 30% of the right granted will consist of restricted shares, and the transfer of the shares to the Participants will occur only upon compliance with a single vesting period of 3 years (except for the grant to the Chief Executive Officer, which will have a vesting period of up to 5 years, with partial vesting of 33% in the 3rd year, 33% in the 4th year and 34% in the 5th year); and (ii) 70% of the right granted will consist of shares with performance assumptions, and the transfer of the shares to the Participants will occur only upon compliance with a single vesting period of 3 years (5 years for the Chief Executive Officer) contingent on the achievement of the performance targets established by the Board of Directors, and the final number of shares with performance assumptions to which the Participants will be entitled will depend on the degree of achievement of these targets at the end of the single vesting period of 3 years (5 years for the Chief Executive Officer), and may vary from 90% to 110% of the target number of shares (and the target number of shares will assume the achievement of 100% of the targets).
First Vesting Date [Member]
Shareholders’ equity [Line Item]
Shares vested percentage		30.00%
Vesting period		5 years
Second Vesting Date [Member]
Shareholders’ equity [Line Item]
Shares vested percentage		70.00%
Vesting period		7 years
Executive Partner Program [Member]
Shareholders’ equity [Line Item]
Shares granted (in Shares)		27,044,313
Corresponding shares percentage		2.00%
Annual General Meeting [Member]
Shareholders’ equity [Line Item]
Annual dividend percentage			25.00%
Share-based payment plans [Member]
Shareholders’ equity [Line Item]
Share-based payment amount (in Brazil Real)			R$ 25	R$ 28
Cash-settled share-based payment plan [Member]
Shareholders’ equity [Line Item]
Fair value (in Brazil Real)			R$ 16
Shares with performance assumptions [Member]
Shareholders’ equity [Line Item]
Shares granted (in Shares)			1,094,759
Long-term incentive plan [Member]
Shareholders’ equity [Line Item]
Share-based payment amount (in Brazil Real)			R$ 2
Fair value (in Brazil Real)			R$ 15
Board of Directors [Member]
Shareholders’ equity [Line Item]
Common shares outstanding (in Shares)	3,800,000
Officers [Member]
Shareholders’ equity [Line Item]
Shares granted (in Shares)			1,989,465
Three Year Anniversary [Member]
Shareholders’ equity [Line Item]
Shares vested percentage			20.00%
Fair value price per share (in Brazil Real per share)			R$ 11.9
Volatility expectation			37.32%
Four Year Anniversary [Member]
Shareholders’ equity [Line Item]
Shares vested percentage			20.00%
Fair value price per share (in Brazil Real per share)			R$ 11.81
Volatility expectation			36.94%
Five Year Anniversary [Member]
Shareholders’ equity [Line Item]
Shares vested percentage			60.00%
Fair value price per share (in Brazil Real per share)			R$ 11.72
Volatility expectation			38.27%